Annual Total Returns - Consumer Staples Portfolio [BarChart] - 02.28 VIP Sector Funds Initial Combo PRO-22 - Consumer Staples Portfolio - VIP Consumer Staples Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	15.40%
Annual Return 2013	21.80%
Annual Return 2014	15.66%
Annual Return 2015	9.46%
Annual Return 2016	3.72%
Annual Return 2017	14.66%
Annual Return 2018	(15.55%)
Annual Return 2019	31.42%
Annual Return 2020	11.78%
Annual Return 2021	14.24%